Capital risk	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital risk
Capital risk

Overview (unaudited)	Key metrics (unaudited)

Capital risk is the risk that we do not have an adequate amount or quality of capital to meet our internal business needs, regulatory requirements and market expectations, including dividend and AT1 distributions.

In this section, we set out how we are regulated. We also give details of the results of the Bank of England’s 2019 stress testing exercise. We explain how we manage capital on a standalone basis as a subsidiary in the Banco Santander group. We then analyse our capital resources and key capital ratios including our leverage and RWAs.
CET1 capital ratio of 14.3% (2018: 13.2%) Total qualifying regulatory capital increased to £15.8bn (2018: £15.0 bn) UK leverage ratio of 4.7% (2018: 4.5%)
THE SCOPE OF OUR CAPITAL ADEQUACY
Regulatory supervision
For capital purposes, we are subject to prudential supervision by the PRA, as a UK banking group, and by the European Central Bank (ECB) as part of the Banco Santander group. The ECB supervises Banco Santander as part of the Single Supervisory Mechanism (SSM). Although we are part of the Banco Santander group, we do not have a guarantee from our immediate and ultimate parent Banco Santander SA and we operate as a standalone subsidiary. As we are part of the UK sub-group
that is regulated by the PRA, we have to meet the PRA capital requirements on a standalone basis. We also have to show the PRA that we can withstand capital stress tests without the support of our parent. Reinforcing our corporate governance framework, the PRA exercises oversight through its rules and regulations on the Board and senior management appointments. Santander UK Group Holdings plc is the holding company of Santander UK plc and is the head of the Santander UK group for regulatory capital and leverage purposes.
Our basis of consolidation for our capital disclosures is substantially the same as for our Consolidated Financial Statements. Following the implementation of ring-fencing, with effect from 1 January 2019, Santander UK plc is now the head of the ring-fenced bank sub-group
and is subject to regulatory capital and leverage rules in relation to that sub-group.
CAPITAL RISK MANAGEMENT
The Board is responsible for capital management strategy and policy and ensuring that we monitor and control our capital resources within regulatory and internal limits. We manage our funding and maintain capital adequacy on a standalone basis. We operate within the capital risk framework and appetite approved by our Board. This reflects the business environment we operate in, our strategy for each material risk and the potential impact of any adverse scenarios or stresses on our capital position.
Management of capital requirements
Our capital risk appetite aims to maintain capital levels appropriate to the level of stress applied, and the expected regulatory response. In:

•	An adverse economic stress, which we might expect to occur once in 20 years, the firm should remain profitable and exceed all regulatory capital minimums at all times.

•
A very severe economic stress, which we might expect to occur once in 100 years, and which has been designed to test any specific weaknesses of a firm’s business model, the firm should meet all regulatory capital minimums at all times. This is subject to the use of regulatory buffers designed to absorb losses in such a stress.

Management of capital resources
We use a mix of regulatory and EC ratios and limits, internal buffers and restrictions to manage our capital resources. We also take account of the costs of differing capital instruments and capital management techniques. We also use these to shape the best structure for our capital needs. We decide how to allocate our capital resources as part of our strategic planning process. We base this in part on the relative returns on capital using both EC and regulatory capital measures. We plan for severe stresses and we set out what action we would take if an extremely severe stress threatened our viability and solvency. This could include not paying dividends, selling assets, reducing our business and issuing more capital.
Risk measurement
(unaudited)
We apply Banco Santander’s approach to capital measurement and risk management for CRD IV. Santander UK Group Holdings plc is classified as a significant subsidiary of Banco Santander SA.
Key metrics
(unaudited)
The main metrics we use to measure capital risk are:

Key risk metrics	Description

CET1 capital ratio	CET1 capital divided by RWAs.

Total capital ratio	Total capital divided by RWAs.

UK leverage ratio	CRD IV end-point Tier 1 capital divided by leverage exposure.
Stress testing
(unaudited)
Each year we create a capital plan, as part of our ICAAP. We share our ICAAP with the PRA. The PRA then tells us how much capital (Pillar 2A), and of what quality, it thinks we should hold on top of our Pillar 1 requirements. We also develop a series of economic scenarios to stress test our capital needs and confirm that we have enough regulatory capital to meet our projected and stressed capital needs and to meet our obligations as they fall due. We augment our regulatory minimum capital with internal buffers. We hold buffers to ensure we have enough time to take action against unexpected movements.

Risk mitigation
(unaudited)
We have designed our capital risk framework, policies and procedures to ensure that we operate within our Risk Appetite. We manage capital transferability between our subsidiaries in line with our business strategy, our risk and capital management policies, and UK laws and regulations. There are no legal restrictions on us moving capital resources promptly, or repaying liabilities, between the Company and its subsidiaries except for distributions between Santander UK entities in the ring-fenced bank sub-group
and Santander UK entities that are not members of the ring-fenced bank sub-group,
where the PRA is required to assess the impact of proposed distribution prior to payment. For details on our Recovery framework in the event of a capital stress, see the risk mitigation section in the ‘Liquidity risk’ section.
From 1 January 2019, following the implementation of ring-fencing, Santander UK plc, Cater Allen Limited and certain other non-regulated
subsidiaries within the ring-fenced bank entered into a capital support deed dated 13 November 2018 (the RFB
Sub-Group
Capital Support Deed). The parties to the RFB
Sub-Group
Capital Support Deed are permitted by the PRA to form a core UK group, as defined in the PRA Rulebook, a permission which will expire on 31 December 2021. Exposures of each of the regulated entities to other members of the core UK group are exempt from large exposure limits that would otherwise apply. The purpose of the RFB Sub-Group Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated
parties to any of the regulated parties in the event that one of the regulated parties breaches or is at risk of breaching its capital resources requirements or risk concentrations requirements.
From 1 January 2019, as a result of ring-fencing, Santander UK Group Holdings plc, SFS and Santander Equity Investments Limited entered into a capital support deed dated 13 November 2018 (the NRFB Capital Support Deed) which expires on 31 December 2021. The purpose of the NRFB Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated
parties to any of the regulated parties in the event that one of the regulated parties breached or was at risk of breaching its capital resources requirements or risk concentrations requirements.
Prior to 1 January 2019, Santander UK plc, SFS and Cater Allen Limited, which are the
PRA-regulated
entities within the Santander UK group, were party to a capital support deed dated 23 December 2015 (the Capital Support Deed 2015) with Santander UK Group Holdings plc and certain other non-regulated
subsidiaries of Santander UK plc. The core UK group permission as supported by the Capital Support Deed 2015 expired on 31 December 2018.
Other than the change of the entities in scope, the purpose of the RFB
Sub-Group
Capital Support Deed and the NRFB Capital Support Deed is the same as the previous Capital Support Deed 2015.
Risk monitoring and reporting
(unaudited)
We monitor and report regularly against our capital plan. We do this to identify any change in our business performance that might affect our capital. Each month, we also review the economic assumptions we use to create and stress test our capital plan. We do this to identify any potential reduction in our capital.

CAPITAL RISK REVIEW
2019 compared to 2018 (unaudited)
Our CET1 capital ratio increased 110bps to 14.3% at 31 December 2019 (2018: 13.2%), through active RWA management.
CET1 capital was stable at £10.4bn, with ongoing capital accretion through profits retained after dividend payment, offset by market-driven pension movements.
Our total capital ratio increased to 21.6% at 31 December 2019 (2018: 19.1%).
RWAs reduced largely as a result of significant risk transfer (SRT) securitisations and lower lending in our corporate business as we continue to focus on risk-weighted returns. This was partially offset by increased RWAs in Retail Banking with lending growth in mortgages and consumer (auto) finance.
Impact of IFRS 9 on regulatory capital
Although the adoption of IFRS 9 in 2018 did not have a material impact on our capital position, we expect our
ECL-based
provisions to be more volatile than our IAS 39 incurred loss-based provision as our ECL methodology takes account of forward-looking data and covers a range of possible economic outcomes. This is likely to impact our CET1 capital levels, and result in increased pro-cyclicality
of risk-based capital and leverage ratios. However, the impact is currently mitigated by our surplus of ECL over provisions for exposures using the IRB approach. For such exposures (which include residential mortgages) the adverse impact on CET1 capital of provision increases from reserve movements is offset by the related reduction of the negative CET1 capital adjustment for regulatory expected loss amounts. Furthermore, the EU transition arrangements for the capital impact of IFRS 9 mean that adverse CET1 effects from increases in
ECL-based
provisions from the level of such provisions at 1 January 2018 are partly reduced until the end of 2022.
We reflect projections of ECL provisions in our capital position forecasting under base case and stress scenarios for ICAAP and capital management purposes. We also consider the dynamics of ECL in how we assess, monitor and manage capital risk. The greater volatility from IFRS 9 ECL could result in material favourable and unfavourable swings to our Income Statement. Whilst the initial impacts of IFRS 9 were based on estimates prepared in a supportive economic environment, a period of economic instability could significantly impact our results and our financial assets. It could also impact the amount of capital we have to hold. We take into account the volatility of ECL in our capital planning strategy.
Bank of England stress testing
(unaudited)
The results of the latest round of PRA stress tests were released in December 2019. As a result of the exercise, the Bank of England did not require Santander UK to undertake any actions. We had the lowest stressed CET1 capital ratio impact of all participating firms, reflecting our prudent risk management, high credit quality and balance sheet resilience.
With a stressed CET1 capital ratio of 10.8% after allowed management actions and on an IFRS 9 transitional basis, we were well above the PRA threshold requirement of 8.1%. Additionally, with a stressed leverage ratio of 3.8% after allowed management actions, we were above the PRA threshold requirement of 3.57%.
Since the introduction of IFRS 9 on 1 January 2018, the stress test results are published on an IFRS 9 transitional and non-transitional
basis, over a five-year stress period to the end of 2023. On an IFRS 9 transitional basis, our lowest post-stress CRD IV end-point
CET1 capital ratio was modelled to be 9.5% before management actions and 10.8% after allowed management actions. On an IFRS 9 non-transitional
basis, our lowest post-stress CRD IV
end-point
CET1 capital ratio was modelled to be 9.9% before management actions and 10.4% after allowed management actions.
These results are significantly in excess of the CET1 hurdle rate established by the Bank of England of 8.1% on an IFRS 9 transitional basis, and 7.3% on an IFRS 9 non-transitional
basis.

The Bank of England’s CET1 hurdle rate comprises the CRR Pillar 1 minimum of 4.5% together with a Pillar 2A CET1 requirement, an estimate of the applicable Systemic Risk Buffer and an adjustment to offset the pro-cyclical
impacts of IFRS 9. We have been subject to a Pillar 2A requirement of 2.7% for CET1 capital from the start of 2020.
On an IFRS 9 transitional basis, our lowest post-stress
end-point
leverage ratio, over a five-year stress period to the end of 2023, was modelled to be 3.2% before management actions and 3.8% after allowed management actions. On an IFRS 9 non-transitional
basis, our lowest post-stress
end-point
leverage ratio, over a five-year stress period to the end of 2023, was modelled to be 3.3% before management actions and 3.7% after allowed management actions. After allowed management actions, we exceeded the leverage threshold established by the Bank of England of 3.57% on an IFRS 9 transitional and 3.25% on an IFRS 9 non-transitional
basis.
Meeting evolving capital requirements
(unaudited)
We target a CET1 management buffer of sufficient size to absorb volatility in CET1 deductions, capital supply and capital demand whilst remaining above the regulatory CET1 requirement. Distribution restrictions would be expected to be applied if we were unable to meet both our minimum requirement, which consists of the Pillar 1 minimum plus Pillar 2A, and the CRD IV buffers consisting of the Capital Conservation Buffer (CCB), and the Countercyclical Capital Buffer (CCyB) and the Systemic Risk Buffer (SRB) at the level of the RFB Group.
Distance of our CET1 capital ratio to our current MDA trigger level at 31 December 2019 (unaudited)
At 31 December 2019, the distance of our CET1 capital ratio of 14.3% to our 7% AT1 permanent write down (PWD) securities trigger was 7.3% of total RWAs or £5.3bn (2018: 6.2% of total RWAs or £4.9bn).
The distance of our CET1 capital ratio to our current maximum distributable amount (MDA) trigger level at 31 December 2019 was:

Current MDA %
Pillar 1	4.5
Pillar 2A (1)	3.2
CCB	2.5
CCyB (2)	1.0

Current MDA trigger	11.2
Distance to current MDA	3.1

Total CET1 capital ratio	14.3

(1)	Santander UK’s Pillar 2 CET1 requirement was 3.15% at 31 December 2019. Pillar 2A guidance is a point in time assessment.
(2)	The current applicable UK CCyB rate is 1%. Santander UK’s current geographical allocation of the CCyB is 0.98%.
At 1 January 2020, Santander UK Group Holdings plc’s total Pillar 2A requirements reduced to 4.9% and CET1 Pillar 2A requirements reduced to 2.7%.
MREL recapitalisation
We have made major progress to meet MREL requirements. To date, we have issued £7.9bn of MREL compliant senior unsecured bonds. Our forward-looking MREL recapitalisation glide path assumes the Pillar 2A requirement remains at 5.6% and is calculated using RWA, leverage exposures and exchange rates at 31 December 2019. Based on this set of assumptions, our MREL requirements are driven by leverage until 2022. Santander UK’s indicative MREL requirements excluding CRD IV buffer is currently circa. £20bn from 1 January 2022. Assuming the current glide path by 2022, we expect to issue a further
£2-3bn
of senior unsecured bonds per year to cover the maturities and meet our total 2022 MREL recapitalisation requirement of £10.0bn.
In addition to meeting our minimum requirement, we intend to have an MREL recapitalisation management buffer in excess of the value of Santander UK Group Holdings plc senior unsecured securities that are due to become MREL ineligible over the following six months.
Key capital ratios
(unaudited)

	Santander UK Group Holdings plc		Santander UK plc
	2019	2018	2019	2018
	%	%	%	%
CET1 capital ratio	14.3	13.2	14.3	13.2
AT1	3.1	2.6	2.7	2.2
Grandfathered Tier 1	0.5	0.4	0.7	0.8
Tier 2	3.7	2.9	4.0	4.1

Total capital ratio	21.6	19.1	21.7	20.3

The total capital difference between Santander UK Group Holdings plc and Santander UK plc was due to the recognition of minority interests. The total subordination available to Santander UK plc bondholders was 21.7% (2018: 20.3%) of RWAs.

Regulatory capital resources
This table shows our qualifying regulatory capital.

	2019	2018
	£m	£m
CET1 capital instruments and reserves:
– Capital instruments	7,060	7,060
– Retained earnings	6,251	6,439
– Accumulated other reserves and non-controlling interests	554	431

CET1 capital before regulatory adjustments	13,865	13,930

CET1 regulatory adjustments:
– Additional value adjustments	(35)	(42)
– Goodwill (net of tax)	(1,155)	(1,161)
– Other intangibles	(573)	(610)
– Fair value reserves related to gains or losses on cash flow hedges	(368)	(251)
– Negative amounts resulting from the calculation of regulatory expected loss amounts	(619)	(599)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(5)	(67)
– Deferred tax assets that rely on future profitability excluding timing differences	(8)	(20)
– Defined benefit pension fund assets	(502)	(631)
– Dividend accrual	(18)	(18)
– IFRS 9 Transitional Adjustment	16	21
– Deduction s for non-controlling interests	(160)	(151)

CET1 capital	10,438	10,401

AT1 capital instruments:
– Capital instruments	2,241	2,041
– Amount of qualifying items subject to phase out from AT1	487	593
– Regulatory deductions for instruments issued by subsidiary undertakings	(83)	(268)

AT1 capital	2,645	2,366

Tier 1 capital	13,083	12,767

Tier 2 capital instruments:
– Capital instruments	2,901	2,888
– Amount of qualifying items subject to phase out from Tier 2	377	369
– Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation	(583)	(986)

Tier 2 capital	2,695	2,271

Total regulatory capital (1)	15,778	15,038

(1)	Capital resources include a transitional IFRS 9 benefit at 31 December 2019 of £ 16 m (2018: £21m).
2019 compared to 2018 (unaudited)
CET1 capital was stable at £10.4bn, with ongoing capital accretion through profits retained after dividend payment, offset by market-driven pension movements. Movements in regulatory capital (unaudited):

	CET1 Capital	AT1 Capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2019	10,401	2,366	2,271	15,038
– Retained earnings	(188)	0	0	(188)
– Other reserves and non-controlling interests	123	0	0	123
– Additional value adjustments	7	0	0	7
– Goodwill (net of tax)	6	0	0	6
– Other intangibles	37	0	0	37
– Fair value reserves related to gains and losses on cash flow hedges	(117)	0	0	(117)
– Negative amounts resulting from the calculation of regulatory expected loss amounts	(20)	0	0	(20)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	62	0	0	62
– Deferred tax assets that rely on future profitability excluding timing differences	12	0	0	12
– Defined benefit pension fund assets	129	0	0	129
– Dividend accrual	0	0	0	0
– Deductions for non-controlling interests	(9)	0	0	(9)
– Capital instruments	0	200	13	213
– IFRS 9 Transitional Adjustment	(5)	0	0	(5)
– Amount of qualifying items subject to phase out from AT1	0	(106)	0	(106)
– Amount of qualifying items subject to phase out from Tier 2	0	0	8	8
– Deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation	0	185	403	588

At 31 December 2019	10,438	2,645	2,695	15,778

CET1, AT1 and Tier 2 regulatory adjustments
These are adjustments required by CRD IV.
AT1 capital
These are preference shares and innovative/hybrid Tier 1 securities. None of the instruments we issued before 1 January 2014 fully meet the CRD IV AT1 capital rules, which apply from that date. These instruments will be phased out by CRD IV rules which restrict their recognition as capital. The £750m Fixed Rate Reset Perpetual AT1 Capital Securities (net of issuance costs), the £800m Perpetual Capital Securities and the £500m Perpetual Capital Securities we issued since then fully meet the CRD IV AT1 capital rules.
In August 2019, as part of a capital management exercise, the Company purchased and redeemed the £300m Fixed Rate Reset Perpetual AT1 Capital Securities, and issued a further £500m Fixed Rate Reset Perpetual AT1 Capital Securities to Banco Santander SA.
Tier 2 capital
These are fully CRD IV eligible Tier 2 instruments and grandfathered Tier 2 instruments whose recognition as capital is being phased out under CRD IV.

Risk-weighted assets
(unaudited)
The tables below are consistent with our regulatory filings for 2019 and 2018.

	2019	2018
RWAs by risk	£bn	£bn
Credit risk	64.1	67.7
Counterparty risk	1.5	2.5
Market risk	0.3	1.0
Operational risk	7.3	7.6

	73.2	78.8

	2019	2018
RWAs by segment	£bn	£bn
Retail Banking	49.0	46.2
Corporate & Commercial Banking	12.5	17.0
Corporate & Investment Banking	4.9	7.2
Corporate Centre	6.8	8.4

	73.2	78.8

Movements in RWAs by risk:

	Credit/ counterparty risk £bn	Market risk £bn	Operational risk £bn	Total £bn
At 1 January 2019	70.2	1.0	7.6	78.8
Asset size	(2.1)	(1.0)	0	(3.1)
Asset quality	0.7	0.9	0	1.6
Model updates	(1.8)	0	0	(1.8)
Methodology and policy	(1.4)	0	0	(1.4)
Acquisitions and disposals	0	0	0	0
Foreign exchange movements	0	0	0	0
Other	0	(0.6)	(0.3)	(0.9)

At 31 December 2019	65.6	0.3	7.3	73.2

2019 compared to 2018 (unaudited)
RWAs reduced largely as a result of significant risk transfer (SRT) securitisations and lower corporate lending as we continue to focus on risk-weighted returns. This was partially offset by increased RWAs in Retail Banking in line with mortgage lending growth.
We use SRT securitisation transactions to manage and diversify credit and other risks, and to manage capital requirements. Currently, we have SRT securitisation transactions which cover portfolios of corporate facilities and Consumer Finance loans.

Regulatory leverage
(unaudited)
The CRD IV rules include the requirements to use a leverage ratio to complement risk-based capital ratios. The UK leverage ratio is consistent with the leverage ratio applied to large UK banks under the framework defined by the Financial Policy Committee. This framework also specifies the minimum leverage ratio requirement.
The table below shows our leverage ratio, which we calculated using the PRA rules. Our ratio was greater than the minimum of 3.25% at 31 December 2019 and 2018.

	2019	2018
	£m	£m
Regulatory exposure	269,162	275,551
End-point Tier 1 capital (1)	12,625	12,442
UK leverage ratio	4.7%	4.5%

(1)	Includes deductions and AT1 adjustment permitted under the recommendation from the Financial Policy Committee on 25 July 2016.
Under the PRA rules, we adjust our total assets per the Consolidated Balance Sheet to calculate our regulatory exposure for leverage purposes. We do this as follows:

	2019	2018
	£m	£m
Total assets per the Consolidated Balance Sheet	288,488	289,381
Derivatives netting and potential future exposure	(1,671)	(2,349)
Securities financing current exposure add-on	1,006	812
Removal of IFRS netting	1,191	1,337
Removal of qualifying central bank claims	(26,400)	(24,776)
Commitments calculated in accordance with Basel Committee Leverage Framework	8,393	13,414
CET1 regulatory adjustments	(1,845)	(2,268)

	269,162	275,551

The adjustments are:

•
Derivatives netting and potential future exposure:
where a qualifying netting agreement is in place netting is allowed for leverage purposes. This is partially offset by including the PEE we use to calculate EADs

•	Securities financing current exposure add-on: we include an add-on for securities financing transactions to show current exposure for leverage purposes

•	Removal of IFRS netting: where netting of assets and liabilities is allowed under IFRS, but not under the Basel rules, we remove it for leverage purposes

•
Removal of qualifying central banks claims:
permitted under the recommendation of the FPC on 25 July 2016, under CRD IV rules the exposure measure does not allow the removal of qualifying central bank deposits or claims

•
Commitments calculated in accordance with Basel Committee Leverage Framework:
we add the gross value of
off-balance
sheet commitments for leverage purposes after we apply regulatory credit conversion factors

•	CET1 regulatory adjustments: where we have deducted assets from CET1, they can be deducted for leverage purposes.

Distributable items
(unaudited)
Distributable items are equivalent to distributable profits under the UK Companies Act 2006. The distributable items of Santander UK Group Holdings plc under CRD IV at 31 December 2019 and 2018, and movements in the year, were as follows:

	2019	2018
	£m	£m
At 1 January	4,221	4,209
Dividends approved:
– AT1 Capital Securities	(142)	(145)
– Tax on above item	38	27
– Ordinary shares	(262)	(1,123)
Dividends receivable:
– Investment in AT1 Capital Securities	125	139
– Tax on above item	(34)	(28)
– Investment in ordinary shares of subsidiary	323	1,139
Other income statement items (Company)	(7)	3

At 31 December	4,262	4,221